Schedule I - Condensed Financial Information Of Registrant (Narrative) (Details) MWh in Thousands, $ in Thousands	Dec. 31, 2020 USD ($) MWh
Condensed Financial Statements, Captions [Line Items]
Ownership percentage by parent	82.35%
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Condensed Financial Statements, Captions [Line Items]
Purchase of Derivative Instruments Interest Rate Swap	$ 400,000
Sale of Derivative Instruments Interest Rate Swap	0
Derivative, Notional Amount, Purchase (Sales), Net	400,000
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Ipalco Enterprises, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Purchase of Derivative Instruments Interest Rate Swap	400,000
Sale of Derivative Instruments Interest Rate Swap	0
Derivative, Notional Amount, Purchase (Sales), Net	$ 400,000
FTR [Member] | Not Designated as Hedging Instrument [Member]
Condensed Financial Statements, Captions [Line Items]
Purchase of Units Derivative Instruments Financial Transmission Rights | MWh	3,168
Sale of Units Derivative Instruments Financial Transmission Rights | MWh	0
Derivative, Nonmonetary Notional Amount, Purchase (Sales), Net | MWh	3,168